Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of information by segment
	Gujia, MM Future, HC Securities and MMBD Advisory	MM Global	Unallocated	Total
Year Ended December 31, 2022
REVENUE	$722,450	$376,683	$-	$1,099,133

GROSS PROFIT	$567,949	$300,100	$-	$868,049

NET LOSS	$(2,831,982)	$(623,782)	$(2,189,612)	$(5,645,376)

DEPRECIATION AND AMORTIZATION	$66,428	$-	$-	$66,428
CAPITAL EXPENDITURE	$3,792	$-	$-	$3,792

Year Ended December 31, 2021
REVENUE	$260,678	$392,358	$-	$653,036

GROSS PROFIT	$119,376	$392,358	$-	$511,734

NET LOSS	$(4,008,966)	$(451,204)	$(2,590,585)	$(7,050,755)

DEPRECIATION AND AMORTIZATION	$40,130	$-	$-	$40,130
CAPITAL EXPENDITURE	$37,068	$-	$-	$37,068

Year Ended December 31, 2020
REVENUE	$94,637	$647,488	$-	$742,125

GROSS PROFIT	$87,232	$647,488	$-	$734,720

NET INCOME (LOSS)	$(1,576,531)	$46,280	$(1,651,345)	$(3,181,596)

DEPRECIATION AND AMORTIZATION	$54,576	$-	$-	$54,576
CAPITAL EXPENDITURE	$18,379	$-	$-	$18,379

As of December 31, 2022
TOTAL ASSETS	$8,910,311	$719,651	$1,785,545	$11,415,507
As of December 31, 2021
TOTAL ASSETS	$6,204,026	$121,358	$8,262,117	$14,587,501